Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term prepayment to a related party	$ 10,101	0
Long-term prepayment to a related party	10,138	0
Accounts payables to a related party	2,223	2,830
Long-term accounts payable	$ 2,290	0
Common Class A [Member]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000
Ordinary shares, issued	21,494,000	20,733,000
Ordinary shares, outstanding	21,494,000	20,733,000
Common Class B [Member]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000
Ordinary shares, issued	84,290,000	84,290,000
Ordinary shares, outstanding	84,290,000	84,290,000